Transactions with Related Parties - Other transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) item director	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Transactions with related parties
Number of Mexican banks that have made loans to Group | item	2
Aggregate annual amount of contracts leasing office space	$ 29,613	$ 28,155	$ 26,963
Consulting firm
Transactions with related parties
Fees for services received	19,758	15,414	2,581
Professional services firm secretary of Company's Board
Transactions with related parties
Fees for services received	34,603	26,547	33,316
Professional services firm, two directors
Transactions with related parties
Fees for services received	$ 20,554	$ 19,431	97,272
Number of directors that maintain an interest in a professional services firm | director	2
Member of the Company's Board
Transactions with related parties
Fees for services received			$ 2,391